Group Subsidiaries - Group Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PT Navigator Khatulistiwa [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	49.00%	49.00%
Country of Incorporation	Indonesia
Subsidiary of Limited Liability Company	Vessel-owning company
Enterprise Navigator Ethylene Terminal L.L.C [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	50.00%	50.00%
Country of Incorporation	Texas (USA)
Subsidiary of Limited Liability Company	Terminal operator
Navigator Gas US L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Delaware (USA)
Subsidiary of Limited Liability Company	Service company
Navigator Gas L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Holding company
Navigator Aries L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Atlas L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Aurora LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Centauri LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Ceres L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Ceto L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Copernico L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Capricorn L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Eclipse LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Europa L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Galaxy L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Gemini L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Genesis L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Glory L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Grace L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Gusto L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Jorf L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Leo L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Libra L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Luga L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Magellan L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Mars L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Neptune L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Nova LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Oberon L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Pegasus L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Phoenix L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Prominence L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Saturn L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Scorpio L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Taurus L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Triton L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Umbrio L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Venus L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Virgo L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
Navigator Yauza L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Vessel-owning company
NGT Services (UK) Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	England
Subsidiary of Limited Liability Company	Service company
NGT Services (Poland) Sp. Z O.O [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Poland
Subsidiary of Limited Liability Company	Service company
Navigator Gas Ship Management Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	England
Subsidiary of Limited Liability Company	Service company
Falcon Funding PTE Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Singapore
Subsidiary of Limited Liability Company	Service company
Navigator Gas Invest Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	England
Subsidiary of Limited Liability Company	Investment company
Navigator Terminals LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Subsidiary of Limited Liability Company	Investment company
Navigator Terminals Invest Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	England
Subsidiary of Limited Liability Company	Investment company
Navigator Ethylene Terminals L.L.C [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Delaware (USA)
Subsidiary of Limited Liability Company	Investment company